Lease liabilities - Summary of lease liabilities activity (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Lease liabilities [abstract]
Balances for initial application of IFRS 16	$ 61,780	$ 23,059
Leases increase	39,779
Financial accretion	2,885
Leases decrease	(1,741)
Payments	(15,208)
Exchange and translation differences, net	12,999
Result from net monetary position	7
Balance at the end of the year	$ 61,780	$ 23,059